Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 1,041,234	$ 1,092,957	$ 1,086,564
Other operating expenses	28,128
Leasehold Improvements, Furniture and Fixtures and Office Equipment [Member]
Property and Equipment, Net [Line Items]
Loss on disposal of property, plant and equipment	$ 79,822
Office Equipment [Member]
Property and Equipment, Net [Line Items]
Loss on disposal of property, plant and equipment			$ 392